Financial Risk Management - Fair Value Hierarchy Classifications,Valuation Techniques and Inputs of Financial Instruments Measured at Fair Value (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [Line Items]
Derivatives, liabilities	[1]	₩ 7,006	₩ 37,333
Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets effective for fair value hedging		119,098
Financial liabilities effective for fair value hedging			36,052
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instruments		120,501	87,027
Convertible securities		1,470	3,127
Derivatives		256,251	169,703
Financial assets effective for fair value hedging		119,098
Derivatives, liabilities		₩ 10,768	63,526
Financial liabilities effective for fair value hedging			₩ 36,052
Fair values [member] | Equity instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Valuation technique, assests		Net asset value method and Comparable company analysis	Net asset value method and Comparable company analysis
Input, assets		Price to book value ratio	Price to book value ratio
Fair values [member] | Convertible securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Valuation technique, assests		Blended discount model and binominal option pricing model	Blended discount model and binominal option pricing model
Input, assets		Discount rate, stock price and volatility	Discount rate, stock price and volatility
Fair values [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets effective for fair value hedging		₩ 119,098
Valuation technique, assests		Discounted cash flow	Discounted cash flow
Valuation technique, liabilities		Discounted cash flow	Discounted cash flow
Input, assets		Discount rate and Exchange rate	Discount rate and Exchange rate
Input, liabilities		Discount rate and Exchange rate	Discount rate and Exchange rate
Financial liabilities effective for fair value hedging			₩ 36,052
Fair values [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives		₩ 256,251	169,703
Financial assets effective for fair value hedging		119,098
Derivatives, liabilities		10,768	63,526
Financial liabilities effective for fair value hedging			36,052
Fair values [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instruments		101,543	87,027
Convertible securities		₩ 1,470	₩ 3,127

[1]

(*1) The derivatives, which are not designated as hedging instruments, arise from cross currency interest rate swap contracts and others for the purpose of managing currency and interest rate risks associated with foreign currency denominated borrowings and bonds.